Long-term debt - Additional information (Details) - USD ($) $ in Thousands					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 03, 2021	May 07, 2021	Aug. 12, 2019	Jan. 31, 2019	Jan. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jan. 03, 2022	Dec. 24, 2021	Mar. 12, 2021	May 28, 2019	Jan. 29, 2019	Aug. 31, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Loan Covenant Security Maintenance Percentage to Loans Outstanding								125.00%
Debt service coverage ratio								1.20%
Amount drew										$ 0
Repayments of Accrued interest						$ 4,563	$ 5,098	$ 9,342	$ 10,333
Revolving credit due to owners and affiliates repayment			$ 34,000
Lampung facility
Debt Instrument [Line Items]
Loans may be repaid						0		0
Dividends may be paid						$ 0		$ 0
Percentage of cash flow after debt service must be applied to pre-pay outstanding loan amount								50.00%
Percentage of cash flow after debt service must be retained by borrowers and pledged								50.00%
Loan Covenant Security Maintenance Percentage to Loans Outstanding								120.00%
Debt service coverage ratio								1.20%
Guarantor equity, percentage						25.00%		25.00%
Guarantors equity minimum amount						$ 15,000		$ 15,000
Minimum amount of working capital						0		0
Guarantors liquid assets						200,000		200,000
Minimum liquid assets per vessel						2,500		2,500
Guarantors liquid assets, cap value						20,000		$ 20,000
Debt service minimum coverage ratio								1.10
$385 million facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 385,000		$ 385,000							$ 320,000
Repayment of revolving credit facility due to owners and affiliates					$ 303,200
Repayments of Accrued interest					1,600
Payments of arrangement fees					5,500
Remaining proceeds used for general partnership purposes					9,600
Guarantor equity, percentage						25.00%		25.00%
Guarantors equity minimum amount						$ 150,000		$ 150,000
Minimum amount of working capital						0		0
Guarantors liquid assets						15,000		15,000
Minimum liquid assets per vessel						2,500		2,500
Guarantors liquid assets, cap value						20,000		$ 20,000
Debt service minimum coverage ratio								115
Export credit tranche [Member] | Lampung facility
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis								The interest rate for the export credit tranche is three months LIBOR plus a margin of 2.3%
Export credit tranche [Member] | $385 million facility
Debt Instrument [Line Items]
Future repayment upon maturity of commercial tranche				$ 9,500
FSRU tranche [Member] | Lampung facility
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis								The refinanced FSRU tranche has an interest rate of three months LIBOR plus a margin of 3.75%
Commercial tranche [Member] | Lampung facility
Debt Instrument [Line Items]
Secured Debt												$ 15,500
Secured Debt [Member] | Lampung facility
Debt Instrument [Line Items]
Debt Instrument, Covenant Description								The primary financial covenants under the Lampung facility are as follows: Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested on each quarterly repayment date;The Partnership's consolidated book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and The Partnership's consolidated working capital (current assets, excluding marked-to-market value of any financial derivative, less current liabilities, excluding marked-to-market value of any financial derivative and the current portion of interest-bearing debt) shall at all times be greater than zero.The Partnership's consolidated free liquid assets (cash and cash equivalents or available draws on credit facilities) must equal or exceed the higher of; $15 million, and $2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorated for partial ownership), subject to a cap of $20 million
Term Loan Facility [Member] | Lampung facility
Debt Instrument [Line Items]
Secured Debt																	$ 299,000
$385 million facility
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis				LIBOR plus a margin of 2.30%
Debt Instrument, Covenant Description								The primary financial covenants under the $385 million facility are as follows: The Partnership must maintain -Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of 25% of total assets, and $150 million -consolidated working capital (current assets, excluding intercompany receivables and marked-to-market value of any financial derivative, less current liabilities, excluding intercompany payables, marked-to-market value of any financial derivative and the current portion of long-term debt) shall at all times be greater than zero - Minimum liquidity (cash and cash equivalents and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $15 million, and  $2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorated for partial ownership), subject to a cap of $20 million •The Vessel Owners must maintain a ratio of combined EBITDA to debt service (principal repayments, guarantee commission, commitment fees and interest expense) for the preceding twelve months of a minimum of 115%
Line of Credit Facility, Maximum Borrowing Capacity				$ 385,000	385,000	385,000		$ 385,000
Amount drew	$ 14,700				320,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				1.60%
Line of Credit Facility, Frequency of Payments				The commercial tranche is repayable quarterly with a final balloon payment of $136.1 million
Percentage of common units owned								25.00%
Revolving credit facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 85,000				$ 85,000		$ 85,000		$ 85,000	$ 85,000		$ 85,000	$ 85,000		$ 85,000
Amount drew		$ 6,000
Revolving credit facility | $385 million facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															$ 63,000
Amount drew			$ 48,300
Revolving Credit Facility Due To Owners And Affiliates [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 85,000	$ 85,000
Hoegh Gallant | Export credit tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.98%	3.98%
Hoegh Grace | Export credit tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.88%	3.88%